CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Profit for the year	€ 33,035	€ 36,195	€ 24,993
Currency translation differences	(17)	(39)	348
Items that may be subsequently reclassified to profit or loss	(17)	(39)	348
Other comprehensive income (loss), net of tax	(17)	(39)	348
Total comprehensive income for the year	€ 33,018	€ 36,156	€ 25,341